Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Salaries	€ 6,508	€ 6,590	€ 6,547
Social security charges (including defined-contribution pension plans)	1,874	1,949	1,954
Stock options and other share-based payment expense	274	252	282
Defined-benefit plans	159	119	261
Other employee benefits	261	229	225
Total	€ 9,076	€ 9,139	€ 9,269